Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2021	May 06, 2020	Apr. 30, 2020	Feb. 25, 2020	Feb. 24, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares authorized	300,000,000		300,000,000	300,000,000	75,000,000
Common stock, shares issued	27,642,828	1,216,560	24,749,354
Common stock, shares outstanding	27,642,828		24,749,354
Shares issuable	6,921,299		8,137,859